[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

March 31, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli Equity Series Funds, Inc.
(Securities Act File No. 033-41913;
Investment Company Act File No. 811-06367)
Post-Effective Amendment No. 59

Ladies and Gentlemen:

On behalf of The Gabelli Equity Income Fund (the “Fund”), a series of Gabelli Equity Series Funds, Inc., I hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”), and Rule 485(a) of Part C thereunder (“Rule 485(a)”), and the Investment Company Act of 1940 (the “1940 Act”), this Post-Effective Amendment No. 59 (“Amendment No. 59”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), which contains the Fund’s Prospectus and Statement of Additional Information (together, the Prospectus and Statement of Additional Information are hereinafter referred to as the “Prospectus”).

Effective March 13, 2023, the Fund renamed its existing Class C shares as “Class C1” shares. On May 30, 2023, in order to continue meeting demand from current distribution channels, the Fund will begin offering a new class of shares, as set forth in Amendment No. 59, denominated as “Class C” shares, and having the rights, privileges, fees, expense structures and distribution characteristics described in Amendment No. 59 filed herewith. Effective as of the close of business on the day prior to Amendment No. 59 becoming effective (the “Effective Date”), the Fund’s Class C1 shares will be closed to purchases from both existing shareholders and new investors.

Accordingly, the purpose of Amendment No. 59 is to add a new class of shares to the Fund, denominated as “Class C” shares. The Prospectus included in Amendment 59 does not describe the Class C1 shares since those shares will no longer be offered after the Effective Date. The Class C1 Shares are referenced in the Prospectus only where needed for contextual completeness.

Securities and Exchange Commission
March 31, 2023

The Prospectus included in Amendment No. 59 does not otherwise differ in any material respect from the prospectus and Statement of Additional Information included in the Fund’s currently effective Registration Statement filed January 27, 2023, pursuant to Rule 485(b) under the Securities Act (“Amendment No. 58”), as supplemented on March 15, 2023 and March 17, 2023. We therefore respectfully request that the Staff use limited review procedures with respect to Amendment No. 59.

Pursuant to Rule 485(a) under the Securities Act, Amendment No. 59 is scheduled to automatically become effective on May 30, 2023. The Fund respectfully requests that the Staff furnish the Fund with any comments on this filing by May 15, 2023, as this will assist the Fund in meeting its scheduled launch date for the New Class C Shares on May 30, 2023.

If the Staff has any questions or comments concerning Amendment No. 59, they should call me at (617) 573-4836.

Very truly yours,

/s/ Kenneth E. Burdon, Esq.

Kenneth E. Burdon, Esq.

Enclosures.

cc:	John Ball
Peter Goldstein
Amanda Ward